Jack-up rigs (Tables)	12 Months Ended
Dec. 31, 2020
Jack Up Rigs [Abstract]
Schedule of jack-up rigs
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2020	2019	2018
Opening balance	2,683.3	2,278.1	783.3
Additions	37.4	100.5	307.5
Transfers from newbuildings (note 14)	312.7	420.9	1,275.7
Depreciation	(116.0)	(99.7)	(69.6)
Disposals (note 6)	(6.5)	(2.1)	(18.8)
Reclassification to asset held for sale	(9.2)	(3.0)	—
Impairment	(77.1)	(11.4)	—
Total jack-up rigs	2,824.6	2,683.3	2,278.1

Details of impairment loss on jack-up rigs	The Company recognized impairment losses for the years ended December 31, 2020, 2019 and 2018, as follows:

(In $ millions)	2020	2019	2018
MSS1	18.4	—	—
Atla and Balder	58.7	—	—
Eir	—	11.4	—
Total	77.1	11.4	—

Disclosure of jack-up rigs held for sale

(In $ millions)	2020	2019
Jack-up drilling rigs held for sale	4.5	3.0